UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2005
                                                       -----------------

        Check here if Amendment |_|; Amendment Number: _________________

                        This Amendment (Check only one):

                                |_| is a restatement.
                                |_| adds new holdings entries.

      Institutional Investment Manager Filing this Report:

      Name:      Thomas W. Smith
                 ---------------------------------------------------------------
      Address:   323 Railroad Avenue      Greenwich        CT             06830
                 ---------------------------------------------------------------
                 (Street)                 (City)          (State)         (Zip)

      Form 13F File Number: 028-04481

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

      Name:  Thomas W. Smith
      Title: Investment Manager
      Phone: 203-661-1200

Signature, Place, and Date of Signing:

      /s/ Thomas W. Smith
--------------------------------------------------------------------------------
[Signature]

      Greenwich, CT
--------------------------------------------------------------------------------
[City, State]

      February 14, 2006
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                                     Report Summary:

      Number of Other Included Managers:                1
                                                        ------------------------

      Form 13F Information Table Entry Total:           37
                                                        ------------------------

      Form 13F Information Table Value Total:           $1,174,626 (thousands)
                                                        ------------------------

List of Other Included Managers:

No.             Form 13F File No.:              Name:
---             ------------------              -----

01              028-10290                       Scott J. Vassalluzzo
-------------   -----------------------------   --------------------------------

-------------   -----------------------------   --------------------------------

-------------   -----------------------------   --------------------------------

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                                       -2-

                            FORM 13F INFORMATION TABLE

                                                             VALUE   SHARES/  SH/  PUT/  INVSTMT    OTHER        VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT  PRN  CALL  DSCRETN  MANAGERS     SOLE    SHARED   NONE
       --------------          --------------    -----    --------   -------  ---  ----  -------  --------     ----    ------   ----
AMERICA'S CAR-MART INC.             COM        03062T105        303    18350   SH        SOLE                 18350
AMERICA'S CAR-MART INC.             COM        03062T105       7455   451250   SH        OTHER      01       451250
CEDAR FAIR LP                  DEPOSITRY UNIT  150185106        661    23150   SH        SOLE                 23150
COMMERCE BANCORP, INC.              COM        200519106      17474   507810   SH        SOLE                507810
COMMERCE BANCORP, INC.              COM        200519106     106497  3094950   SH        OTHER      01      3094950
COPART, INC.                        COM        217204106      16788   728019   SH        SOLE                728019
COPART, INC.                        COM        217204106      84879  3680782   SH        OTHER      01      3680782
CORP HI YEILD FUND                  COM        219925104        133    17850   SH        SOLE                 17850
CREDIT ACCEPTANCE CORP.             COM        225310101       7824   485967   SH        SOLE                485967
CREDIT ACCEPTANCE CORP.             COM        225310101      63461  3941658   SH        OTHER      01      3941658
HEALTH MANAGEMENT ASSOCIATES        COM        421933102        461    21000   SH        SOLE                 21000
HEALTH MANAGEMENT ASSOCIATES        COM        421933102      15294   696453   SH        OTHER      01       696453
HOUSEVALUES INC.                    COM        44183Y102       7021   538400   SH        OTHER      01       538400
IRON MOUNTAIN, INC.                 COM        462846106       5646   133719   SH        SOLE                133719
IRON MOUNTAIN, INC.                 COM        462846106     100044  2369599   SH        OTHER      01      2369599
LAUREATE EDUCATION INC.             COM        518613104       9787   186380   SH        SOLE                186380
LAUREATE EDUCATION INC.             COM        518613104      59887  1140483   SH        OTHER      01      1140483
LIFE TIME FITNESS, INC.             COM        53217R207       6843   179645   SH        SOLE                179645
LIFE TIME FITNESS, INC.             COM        53217R207      28647   752100   SH        OTHER      01       752100
MOBILE MINI, INC.                   COM        60740F105        727    15340   SH        SOLE                 15340
MOBILE MINI, INC.                   COM        60740F105      31133   656808   SH        OTHER      01       656808
NORTH FORK BANCORPORATION           COM        659424105        950    34725   SH        SOLE                 34725
OCA, INC.                           COM        67083Q101         23    57000   SH        SOLE                 57000
PRE-PAID LEGAL SERVICES, INC.       COM        740065107      13161   344451   SH        SOLE                344451
PRE-PAID LEGAL SERVICES, INC.       COM        740065107     102687  2687437   SH        OTHER      01      2687437
SCP POOL CORPORATION                COM        784028102        792    21289   SH        SOLE                 21289
SEI INVESTMENTS CO                  COM        784117103      29981   810296   SH        SOLE                810296
SEI INVESTMENTS CO                  COM        784117103     198709  5370516   SH        OTHER      01      5370516
TRACTOR SUPPLY CO.                  COM        892356106       7265   137225   SH        SOLE                137225
TRACTOR SUPPLY CO.                  COM        892356106      73873  1395411   SH        OTHER      01      1395411
VERTRUE INCORPORATED                COM        92534N101       6315   178753   SH        SOLE                178753
VERTRUE INCORPORATED                COM        92534N101      45926  1299928   SH        OTHER      01      1299928
W HOLDING COMPANY INC.              COM        929251106       6858   833260   SH        SOLE                833260
W HOLDING COMPANY INC.              COM        929251106      48080  5842069   SH        OTHER      01      5842069
WHOLE FOOD MARKET, INC.             COM        966837106      12111   156492   SH        OTHER      01       156492
WORLD ACCEPTANCE CORP.              COM        981419104       3728   130800   SH        SOLE                130800
WORLD ACCEPTANCE CORP.              COM        981419104      53202  1866741   SH        OTHER      01      1866741